Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 8,351	$ 7,327	$ 24,355	$ 20,282
Non-interest income	8,634	7,304	25,041	21,988
Total revenue	16,985	14,631	49,396	42,270
Provision for credit losses	881	659	3,355	2,392
Non-interest expense	9,232	8,599	27,218	25,231
Income before income taxes	6,872	5,373	18,823	14,647
Income taxes (recoveries)	1,458	887	3,888	2,629
Net income	5,414	4,486	14,935	12,018
Non-interest expense includes:
Depreciation and amortization	754	759	2,290	2,142
Total assets	2,227,893		2,227,893		$ 2,171,582
Total liabilities	2,092,261		2,092,261		2,044,390
Operating segments [member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	3,698	3,253	10,722	9,092
Non-interest income	1,362	1,237	3,954	3,592
Total revenue	5,060	4,490	14,676	12,684
Provision for credit losses	444	391	1,586	1,319
Non-interest expense	1,958	1,941	5,925	5,452
Income before income taxes	2,658	2,158	7,165	5,913
Income taxes (recoveries)	720	572	1,947	1,571
Net income	1,938	1,586	5,218	4,342
Non-interest expense includes:
Depreciation and amortization	269	299	814	806
Total assets	568,962		568,962		555,029
Total liabilities	568,942		568,942		554,970
Operating segments [member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	1,828	1,687	5,358	4,298
Non-interest income	324	349	983	1,007
Total revenue	2,152	2,036	6,341	5,305
Provision for credit losses	299	216	1,177	676
Non-interest expense	697	691	2,105	1,799
Income before income taxes	1,156	1,129	3,059	2,830
Income taxes (recoveries)	320	312	849	786
Net income	836	817	2,210	2,044
Non-interest expense includes:
Depreciation and amortization	26	26	79	34
Total assets	195,300		195,300		187,142
Total liabilities	195,298		195,298		187,135
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,321	1,245	4,016	3,697
Non-interest income	4,192	3,719	12,462	10,743
Total revenue	5,513	4,964	16,478	14,440
Provision for credit losses	(43)	16	124	54
Non-interest expense	4,154	3,762	12,456	11,331
Income before income taxes	1,402	1,186	3,898	3,055
Income taxes (recoveries)	306	237	893	602
Net income	1,096	949	3,005	2,453
Non-interest expense includes:
Depreciation and amortization	303	299	938	919
Total assets	186,356		186,356		184,503
Total liabilities	184,832		184,832		183,055
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	368	285	1,112	946
Total revenue	368	285	1,112	946
Provision for credit losses		1	0	2
Non-interest expense	74	70	241	210
Income before income taxes	294	214	871	734
Income taxes (recoveries)	47	44	141	167
Net income	247	170	730	567
Non-interest expense includes:
Depreciation and amortization	12	3	34	6
Total assets	30,984		30,984		29,288
Total liabilities	30,849		30,849		29,158
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,287	817	3,480	2,242
Non-interest income	2,471	2,187	7,335	6,867
Total revenue	3,758	3,004	10,815	9,109
Provision for credit losses	180	38	468	342
Non-interest expense	2,059	1,755	5,985	5,119
Income before income taxes	1,519	1,211	4,362	3,648
Income taxes (recoveries)	191	39	400	60
Net income	1,328	1,172	3,962	3,588
Non-interest expense includes:
Depreciation and amortization	143	133	424	387
Total assets	1,145,803		1,145,803		1,127,661
Total liabilities	1,145,799		1,145,799		1,127,564
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	217	325	779	953
Non-interest income	(83)	(473)	(805)	(1,167)
Total revenue	134	(148)	(26)	(214)
Provision for credit losses	1	(3)	0	(1)
Non-interest expense	290	380	506	1,320
Income before income taxes	(157)	(525)	(532)	(1,533)
Income taxes (recoveries)	(126)	(317)	(342)	(557)
Net income	(31)	(208)	(190)	(976)
Non-interest expense includes:
Depreciation and amortization	1	$ (1)	1	$ (10)
Total assets	100,488		100,488		87,959
Total liabilities	$ (33,459)		$ (33,459)		$ (37,492)